PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid land use rights	¥ 765,114	¥ 28,370
Less: Accumulated amortization	(8,157)	(2,125)
Prepaid land use rights, net	756,957	26,245
Amortization of prepaid land use rights	6,082	547	¥ 616
Prepaid land use rights
Net book value of an asset pledged as security for bank loans	¥ 13,241	¥ 6,091